Leases (Annual Future Lease Commitments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012
Leases [Abstract]
Capital lease, 2014	$ 5.4
Capital lease, 2015	5.5
Capital lease, 2016	5.7
Capital lease, 2017	5.7
Capital lease, 2018	5.9
Capital lease, Thereafter	61.3
Capital lease, Total future lease commitments	89.5
Capital lease, Less imputed interest (at 6.5%)	(35.1)
Capital lease, Present value of future lease commitments	54.4
Capital lease, Less current maturities	(1.9)
Obligations under capital leases, net of current installments	52.5	54.4
Operating lease, 2014	186.0
Operating lease, 2015	178.6
Operating lease, 2016	163.1
Operating lease, 2017	144.4
Operating lease, 2018	124.5
Operating lease, Thereafter	366.7
Operating lease, Total future lease commitments	$ 1,163.3
Capital lease, imputed interest (percentage)	6.50%